Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net income:	$ 381,019	$ 554,692	$ 435,121
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	166,340	165,998	136,958
Credit loss provision	0	0	(324)
Amortization of debt discount	0	0	(1,280)
Amortization and write-off of financing costs	8,918	10,255	6,704
Amortization of deferred dry-docking and special survey costs	19,782	13,486	10,433
Amortization of assumed time charter	(197)	198	(424)
Amortization of hedge effectiveness excluded component from cash flow hedges	4,354	1,286	0
Equity based payments	5,850	7,089	7,414
Increase in short-term investments	(3,618)	(1,296)	0
Gain on sale of equity securities	0	0	(60,161)
(Gain) / loss on derivative instruments, net	(4,801)	(2,698)	1,246
Gain on sale of vessels, net	(112,220)	(126,336)	(45,894)
Loss on vessels held for sale	2,305	0	0
Vessels' impairment loss	434	1,691	0
Income from equity method investments	(764)	(2,296)	(12,859)
Changes in operating assets and liabilities:
Accounts receivable	(36,619)	(6,150)	(12,828)
Due from related parties	(281)	(3,838)	3,549
Inventories	(32,975)	(6,674)	(9,917)
Insurance claims receivable	(20,582)	(4,209)	(4,102)
Prepayments and other	(59,088)	(361)	3,133
Accounts payable	27,896	(710)	9,639
Due to related parties	(928)	638	1,261
Accrued liabilities	(12,542)	21,903	11,892
Unearned revenue	17,191	(2,267)	11,347
Other liabilities	11,140	1,039	(599)
Dividend from equity method investees	4,002	1,114	6,370
Dry-dockings	(43,233)	(38,330)	(18,882)
Accrued charter revenue	9,985	(2,631)	(11,303)
Net Cash provided by Operating Activities	331,368	581,593	466,494
Cash Flows From Investing Activities:
Equity method investments	(1,274)	0	0
Return of capital from equity method investments	2,927	14	8,820
Payments to acquire short-term investments	(199,555)	(178,718)	0
Settlements of short-term investments	305,695	60,000	0
Debt securities capital redemption	0	0	8,183
Proceeds from the settlement of insurance claims	7,763	2,769	1,035
Acquisition of a subsidiary, net of cash acquired	2,796	0	0
Issuance of investments in leaseback vessels	(198,832)	0	0
Capital collections from vessels' leaseback arrangements	18,832	0	0
Proceeds from sale of equity securities	0	0	63,963
Vessel acquisition and advances/Additions to vessel cost	(83,494)	(61,895)	(992,093)
Proceeds from the sale of vessels, net	224,235	220,318	122,636
Net Cash provided by / (used in) in Investing Activities	79,093	42,488	(787,456)
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	576,206	1,014,284	1,225,397
Repayment of long-term debt and finance leases	(832,168)	(984,313)	(655,400)
Payment of financing costs	(25,149)	(20,129)	(16,140)
Repurchase of common stock	(60,000)	(60,095)	0
Dividends paid	(71,867)	(119,548)	(71,263)
Proceeds from stock issuance	16,163	3,750	0
Net Cash provided by / (used in) Financing Activities	(396,815)	(166,051)	482,594
Net increase in cash, cash equivalents and restricted cash	13,646	458,030	161,632
Cash, cash equivalents and restricted cash at beginning of the year	811,558	353,528	191,896
Cash, cash equivalents and restricted cash at end of the year	825,204	811,558	353,528
Supplemental Cash Information:
Cash paid during the year for interest, net of capitalized interest	152,628	100,699	71,813
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	16,321	30,231	12,655
Right-of-use assets obtained in exchange for operating lease obligations	$ 440,202	$ 0	$ 0